Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Loss) (Details 1) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Income
Total income	$ 2,923,681	$ 2,830,112	$ 2,859,579	$ 2,901,492	$ 2,921,442	$ 2,946,212	$ 2,978,484	$ 3,045,770	$ 11,514,864	$ 11,891,908
Expenses
Income Tax Benefit	218,785	230,247	327,139	290,854	183,641	260,619	176,277	313,509	1,067,025	934,046
Net Income	$ 704,065	$ 699,398	$ 836,403	$ 786,257	$ 651,972	$ 856,016	$ 624,977	$ 839,789	3,026,123	2,972,754
Comprehensive Income									3,104,981	5,071,201
Parent Company
Income
Dividends from subsidiary									2,000,000	2,000,000
Other income									11,712	12,245
Total income									2,011,712	2,012,245
Expenses
Other expenses									361,694	707,692
Income Before Income Tax and Equity in Undistributed Income of Subsidiary									1,650,018	1,304,553
Income Tax Benefit									(137,420)	(271,357)
Income Before Equity in Undistributed Income of Subsidiary									1,787,438	1,575,910
Equity in Undistributed Income of Subsidiary									1,238,685	1,396,844
Net Income									3,026,123	2,972,754
Comprehensive Income									$ 3,104,981	$ 5,071,201